INTEREST RATE SWAPS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
INTEREST RATE SWAPS

8.           INTEREST RATE SWAPS

All derivatives are recognized on the Company’s consolidated balance sheets at their fair values. For accounting hedges, on the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value” hedge) or (2) a hedge of a forecasted transaction (“cash flow” hedge).

The Company has entered into interest rate swap transactions, with multiple counterparties, which have been designated as cash flow hedges. The Company uses interest rate swaps for the management of interest rate risk exposure, as the interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The interest rate swaps are agreements between the Company and counterparties to pay, in the future, a fixed-rate payment in exchange for the counterparties paying the Company a variable payment. The amount of the net payment obligation is based on the notional amount of the swap contract and the prevailing market interest rates. The Company may terminate the swap contracts prior to their expiration dates, at which point a realized gain or loss would be recognized. The value of the Company’s commitment would increase or decrease based primarily on the extent to which interest rates move against the rate fixed for each swap.

In September 2018, the Company re-couponed its three swaps that initially had an end date of June 4,2021, denoted with an asterisk in the table below. The Company received cash of  $6,813,000 related to re-couponing these three swaps, and the corresponding gain is recognized ratably over the original term of the hedged instruments. The interest rate swaps designated as a cash flow hedge that were in place as of December 31, 2018 and March 31, 2018 are as follows:

				December 31,	March 31,
Interest Rate Swap Detail				2018	2018
		Start Date of	End Date of	Notional Amount	Notional Amount
Trade Date	Fixed Rate	Swap	Swap	Outstanding	Outstanding
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	$—	$62,037,531
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	—	62,037,531
13-Sep-16	1.106%	30-Sep-16	25-Sep-18*	—	62,037,531
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
25-Sep-18	2.906%	31-Aug-18	04-Jun-21	56,030,031	—
				$168,090,093	$186,112,593

The Company pays fixed-rate interest amounts and receives floating rate interest amounts based on one month LIBOR settings.

The derivative asset and liability balances at December 31, 2018 and March 31, 2018 are as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	December 31,	March 31,	Balance Sheet	December 31,	March 31,
Date	Location	2018	2018	Location	2018	2018
Derivatives designated as hedging instruments
Interest rate contracts	Derivative asset (Current assets)	$—	$1,752,360	Derivative liability (Current liabilities)	$630,432	$—
Interest rate contracts	Derivative asset (Noncurrent assets)	—	4,377,561	Derivative liability (Noncurrent liabilities)	899,578	—
Total derivatives designated as hedging instruments		—	6,129,921		1,530,010	—
Total Derivatives		$—	$6,129,921		$1,530,010	$—

The components of Accumulated other comprehensive income included in the consolidated balance sheets consist of net unrealized (loss) gain on cash flow hedges as of December 31, 2018 and March 31, 2018.

The following table presents the gross amounts of these liabilities with any offsets to arrive at the net amounts recognized in the consolidated balance sheets at December 31, 2018 and March 31, 2018:

Gross Amounts not Offset in
			Net Amounts	the Consolidated Balance Sheets
		Gross Amounts	of Liabilities
	Gross Amounts	Offset in the	Presented in the		Cash
	of Recognized	Consolidated	Consolidated	Financial	Collateral
	Liabilities	Balance Sheets	Balance Sheets	Instruments	Received	Net Amount
December 31, 2018 Derivatives	$1,530,010	$—	$1,530,010	$—	$—	$1,530,010
March 31, 2018 Derivatives	—	—	—	—	—	—

The following table presents the gross amounts of these assets with any offsets to arrive at the net amounts recognized in the consolidated balance sheets at December 31, 2018 and March 31, 2018:

Gross Amounts not Offset in
		Gross Amounts	Net Amounts of	the Consolidated Balance Sheets
	Gross Amounts	Offset in the	Assets Presented in		Cash
	of Recognized	Consolidated	the Consolidated	Financial	Collateral
	Assets	Balance Sheets	Balance Sheets	Instruments	Received	Net Amount
December 31, 2018 Derivatives	$—	$—	$—	$—	$—	$—
March 31, 2018 Derivatives	6,129,921	—	6,129,921	—	—	6,129,921